Financial liabilities	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Financial liabilities	Financial liabilities

(in thousands of euro)	December 31, 2025	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2026
State guaranteed loan Société Générale (1)	10,162	—	—	(1,252)	—	8,910
State guaranteed loan BNP Paribas (1)	4,393	—	—	(544)	—	3,849
State guaranteed loans - accrued interest	—	—	—	—	—	—
Lease liabilities – Building "Le Virage" (3)	137	—	—	(137)	—	—
Lease liabilities – Premises Innate Inc.	55	—	2	(48)	—	9
Lease liabilities – Laboratory equipment	—	—	—	—	—	—
Lease liabilities – Vehicles	40	—	(12)	(20)	—	8
Lease liabilities - Printers	—	—	—	—	—	—
Lease liabilities - Meraki	150	—	—	(35)	—	115
Borrowing – Equipment	—	—	—	—	—	—
Borrowing – Building (2)	7,634	—	—	(319)	—	7,315
Total	22,571	—	(10)	(2,355)	—	20,206

As of June 30, 2026, for the majority of borrowings and others loans, the fair values are not materially different from their carrying amounts, since the interest payable on these borrowings is either close to current market rates or the borrowings are short-term in nature.The company benefited from a deferal of loan maturities related to the second quarter of 2026 in the amount of €2.1 thousand. the deferred maturities are classified as current financial liabilities.

(in thousands of euro)	December 31, 2024	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2025
State guaranteed loan Société Générale (1)	15,125	—	7	(2,479)	—	12,653
State guaranteed loan BNP Paribas (1)	6,558	—	2	(1,082)	—	5,478
State guaranteed loans - accrued interest	—	—	—	—	—	—
Lease liabilities – Building "Le Virage"	131	—	280	(137)	—	274
Lease liabilities – Premises Innate Inc.	164	—	—	(45)	(19)	100
Lease liabilities – Laboratory equipment	—	—	—	—	—	—
Lease liabilities – Vehicles	71	—	6	(26)	—	51
Lease liabilities - Printers	9	—	—	(4)	—	5
Lease liabilities - Meraki	—	—	212	(26)	—	186
Borrowing – Equipment	43	—	—	(28)	—	14
Borrowing – Building (2)	8,894	—	—	(627)	—	8,267
Total	30,995	—	507	(4,454)	(19)	27,029

(1) As a reminder, on January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years usable from August, 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. In August 2022, the Company has requested the extension of these two loans repayment for an additional period of five years starting in 2022 and including a one-year grace period. Consequently, the Company has obtained agreements from Société Générale and BNP Paribas. The effective interest rates applied to these contracts during the additional period are 1.56% and 0.95% for Société Générale and BNP Paribas loans, respectively, excluding insurance and guarantee fees, with an amortization exemption for the entire year 2023. During this grace period, the Company will only be liable for the payment of interest and the guarantee fees. The amortization of the two loans began in 2024 for a period of four years. The state guarantee fees amounts to €877 thousand and €379 thousand for Société Générale and BNP Paribas loans respectively.
(2) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.
The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). Given the development of its portfolio and in particular the refocusing of its activities on research and development, the Company has for the time being suspended the project to build its new head office on the land acquired in Luminy. In the meantime, the loan will be used to finance several structuring projects (improvement of the information system, development of a commercial platform, development of additional premises rented, etc.). As of June 30, 2026, the remaining capital of the loan amounted to €7,315 thousand (€7,634 thousand as of December 31, 2025). The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031. Following the release of the pledge on the €4.2m financial instrument that had reached maturity, the Company received this amount in July 2024.
This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.
During the first semester 2026, the covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end with a 15% margin, to cover the capital risk associated with the underlying financial instruments, has been adjusted to €8.4m.
The table below shows the schedule for the contractual repayment of financial liabilities (being principal and interest payments) as of June 30, 2026:

	Current	Non Current
	30.06.2027	30.06.2028	30.06.2029	30.06.2030	30.06.2031	>30.06.2031
(in thousands of euro)	Within 1 year	From 1st to 2nd year included	From 2nd to 3th year included	From 3th to 4th year included	From 4th to 5th year included	Over 5 years	Total

State guaranteed loan Société Générale	6,335	2,569	—	—	—	—	8,904
State guaranteed loan BNP Paribas	2,741	1,106	—	—	—	—	3,847
State guaranteed loans - accrued interest	6	—	—	—	—	—	6
Lease liabilities – Building "Le Virage"	—	—	—	—	—	—	—
Lease liabilities – Premises Innate Inc.	8	—	—	—	—	—	8
Lease liabilities – Laboratory equipment	—	—	—	—	—	—	—
Lease liabilities – Vehicles	10	1	—	—	—	—	11
Lease liabilities - Printers	—	—	—	—	—	—	—
Lease liabilities - Meraki	72	43	—	—	—	—	115
Borrowing – Equipment	—	—	—	—	—	—	—
Borrowing – Building	1,618	1,324	1,351	1,379	1,406	237	7,315
Bank account overdraft	10,790	5,043	1,351	1,379	1,406	237	20,206